ALLOWANCE FOR LOAN LOSSES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Allowance For Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES
7.  ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance is calculated at portfolio-level since our loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio segments: Corporate and Personal. The allowance consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collaterals and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company also calculates the provision amount in accordance with PRC regulation “The Guidance for Loan Losses” (“The Provision Guidance”) issued by PBOC and is applied to all financial institutes as below:

1.
General Reserve - is based on total loan receivable balance and to be used to cover unidentified probable loan loss. The General Reserve is required to be no less than 1% of total loan receivable balance.

2.
Specific Reserve - is based on the level of loss of each loan after categorizing the loan according to their risk.  According to the so-called “Five-Tier Principle” set forth in the Provision Guidance, the loans are categorized as “pass”, “special-mention”, “substandard”, “doubtful” or “loss”. Normally, the provision rate is 2% for “special-mention”, 25% for “substandard”, 50% for “doubtful” and 100% for “loss”.

3.
Special Reserve - is fund set aside covering losses due to risks related to a particular country, region, industry or type of loans. The reserve rate could be decided based on management estimate of loan collectability.

To the extent the mandatory loan loss reserve rate of 1% as required by PBOC differs from management’s estimates, the management elects to use the higher rate. As of September 30, 2013, the Company utilized Specific Reserve in estimating the loan loss as it is higher than General Reserve of 1%.

While management uses the best information available to make loan loss allowance evaluations, adjustments to the allowance may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following tables present the activity in the allowance for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of and for the three and nine months ended September 30, 2013 and 2012:

	Business Loans	Personal Loans	Total (Unaudited)
For the three months ended September 30, 2013
Beginning balance	$1,212,810	$512,416	$1,725,226
Charge-offs	-	-	-
Recoveries	(288,313)	(50,006)	(338,319)
Provisions	-	-	-
Ending balance	924,497	462,410	1,386,907
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$924,497	$462,410	$1,386,907

	Business Loans	Personal Loans	Total (Unaudited)
For the three months ended September 30, 2012
Beginning balance	$686,395	$122,276	$808,671
Charge-offs	-	-	-
Recoveries	(14,016)	-	(14,016)
Provisions	-	14,024	14,024
Ending balance	672,379	136,300	808,679
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$672,379	$136,300	$808,679

	Business Loans	Personal Loans	Total (Unaudited)
For the nine months ended September 30, 2013
Beginning balance	$638,471	$219,342	$857,813
Charge-offs	-	-	-
Recoveries	(288,313)	(140,882)	(429,195)
Provisions	574,339	383,950	958,289
Ending balance	924,497	462,410	1,386,907
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$924,497	$462,410	$1,386,907

	Business Loans	Personal Loans	Total (Unaudited)
For the nine months ended September 30, 2012
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(14,016)	(3,646)	(17,662)
Provisions	22,528	37,140	59,668
Ending balance	672,379	136,300	808,679
Ending balance: individually evaluated for impairment	-	-	-
Ending balance: collectively evaluated for impairment	$672,379	$136,300	$808,679

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of September 30, 2013:

	Pass	Special Mention	Substandard	Doubtful	Total (Unaudited)

Business loans	$50,915,654	$1,025,407	$81,382	$1,767,286	$53,789,729
Personal loans	35,241,459	537,118	81,382	862,644	36,722,603
	$86,157,113	$1,562,525	$162,764	$2,629,930	$90,512,332

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Total

Business loans	$61,138,762	$1,344,320	$79,257	$1,284,741	$63,847,080
Personal loans	21,594,332	-	38,569	301,312	21,934,213
	$82,733,094	$1,344,320	$117,826	$1,586,053	$85,781,293

7.	Allowance for Loan Losses

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on the Company’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance is calculated at portfolio-level since our loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio segments: Corporate and Personal. The allowance consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collaterals and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company also calculates the provision amount in accordance with PRC regulation “The Guidance for Loan Losses” (“The Provision Guidance”) issued by People’s Bank of China (“PBOC”) and is applied to all financial institutes as below:

1.
General Reserve - is based on total loan receivable balance and to be used to cover unidentified probable loan loss. The General Reserve is required to be no less than 1% of total loan receivable balance.

2.
Specific Reserve - is based on the level of loss of each loan after categorizing the loan according to their risk.  According to the so-called “Five-Tier Principle” set forth in the Provision Guidance, the loans are categorized as “pass”, “special-mention”, “substandard”, “doubtful” or “loss”. Normally, the provision rate is 2% for “special-mention”, 25% for “substandard”, 50% for “doubtful” and 100% for “loss”.

3.
Special Reserve - is fund set aside covering losses due to risks related to a particular country, region, industry or type of loans. The reserve rate could be decided based on management estimate of loan collectability.

Due to the short term nature of the loans receivable and based on the Company’s past loan loss experience, the Company only includes General Reserve in the loan loss reserve.

To the extent the mandatory loan loss reserve rate as required by PBOC differs from management’s estimates, the management elects to use the higher rate.

While management uses the best information available to make loan loss allowance evaluations, adjustments to the allowance may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following table presents the activity in the allowance for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of and for the nine months ended December 31, 2012:

	Business Loans	Personal Loans	Total
Allowance for loan losses for the year ended December 31, 2012:
Beginning balance	$663,867	$102,806	$766,673
Charge-offs	-	-	-
Recoveries	(25,396)	-	(25,396)
Provisions	-	116,536	116,536
Ending balance	$638,471	$219,342	$857,813
Ending balance:
individually evaluated for impairment	$-	$-	$-
Ending balance:
collectively evaluated for impairment	$638,471	$219,342	$857,813

The following table presents the allowance for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of December 31, 2011:

	Business Loans	Personal Loans	Total
Allowance for loan losses for the year ended December 31, 2011:
Beginning balance	$603,098	$93,223	$696,321
Charge-offs	-	-	-
Recoveries	-	-	-
Provisions	60,769	9,583	70,352
Ending balance	$663,867	$102,806	$766,673
Ending balance:
individually evaluated for impairment	$-	$-	$-
Ending balance:
collectively evaluated for impairment	$663,867	$102,806	$766,673

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2012:

	Pass	Special Mention	Substandard	Doubtful	Total

Corporate loans	61,138,762	1,344,320	79,257	1,284,741	63,847,080
Personal loans	21,594,332	-	38,569	301,312	21, 934,213
Total	82,733,094	1,344,320	117,826	1,586,053	85,781,293

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of December 31, 2011:

	Pass	Special Mention	Substandard	Doubtful	Total

Corporate loans	66,509,102	-	-	-	66,509,102
Personal loans	10,015,727	141,543	39,317	83,973	10,280,560
Total	76,524,829	141,543	39,317	83,973	76,789,662